Consolidated Statements of Income (loss) and Comprehensive Income (loss) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Total Revenue	$ 58,377,133	$ 18,397,509
Cost of goods sold	(46,698,437)	(13,860,309)
Gross profit	11,678,696	4,537,200
Operating expense:
Advertising and promotion	(4,087,936)	(282,908)
Consulting fees	(1,540,866)	(1,473,715)
Depreciation	(78,937)	(49,209)
Insurance	(416,175)	(130,259)
Listing fees	(724,080)	(101,505)
Office, rent and utilities	(645,512)	(330,600)
Professional fees	(1,860,929)	(730,639)
Repairs and maintenance	(139,618)	(18,264)
Salary and Wages	(1,279,651)	(920,879)
Stock based compensation	(860,379)	(2,946,850)
Travel and events	(362,220)	(228,509)
Total operating expenses	(11,996,303)	(7,213,337)
Other income (loss)
Interest income	320,751	128,407
Interest expense	(284,784)	(125,252)
Impairment loss	(4,100,270)	(724,205)
Fair value change loss	(1,261,892)
Other income	5,012,818	6,590,347
Net income before taxes	(630,984)	3,193,160
Current tax expense	2,961,662	951,174
Deferred tax expenses (recovery)	(15,502)
Net (loss) income	(3,577,144)	2,241,986
Currency translation adjustments	224,612	(200,824)
Other comprehensive income	224,612	(200,824)
Total (loss) income and comprehensive(Loss) income	(3,352,532)	2,041,162
Net income (loss) attributable to:
Shareholders of the company	(3,473,737)	2,241,986
Non-controlling interest	(103,407)
Total (loss) income and comprehensive (loss) income attributable to:
Shareholders of the company	(3,257,297)	2,041,162
Non-controlling interest	$ (95,235)
Net(loss) income per share
Basic	$ (0.13)	$ 0.11
Diluted	$ (0.13)	$ 0.06
Weighted average number of common shares outstanding
Basic	27,040,189	19,575,479
Diluted	27,040,189	37,233,190
EPC services [member]
IfrsStatementLineItems [Line Items]
Total Revenue	$ 54,066,468	$ 15,577,210
Development fees [member]
IfrsStatementLineItems [Line Items]
Total Revenue	2,011,750	2,724,040
IPP production [member]
IfrsStatementLineItems [Line Items]
Total Revenue	577,960
O&M services [member]
IfrsStatementLineItems [Line Items]
Total Revenue	119,634	96,259
Other services [member]
IfrsStatementLineItems [Line Items]
Total Revenue	$ 1,601,321